Share capital (Tables)	12 Months Ended
Dec. 31, 2018
Share capital [Abstract]
Summary of capital structure
The table below summarizes the Company’s capital structure:

	Common Shares	in CHF thousands
	Number	Share Capital	Share Premium
December 31, 2016	56,773,392	1,135	188,166
Issuance of Shares – Incentive Plans	581,796	12	133

December 31, 2017	57,355,188	1,147	188,299
Issuance of Shares – Incentive Plans	207,145	4	537
Issuance of Shares – Public Offering (net of transaction costs)	10,000,000	200	109,313
December 31, 2018	67,562,333	1,351	298,149